Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Basis of Consolidation

The consolidated statements include the accounts of Cosan and its subsidiaries. Cosan’s subsidiaries are listed below:

	December 31, 2017	December 31, 2016
Directly owned subsidiaries
Cosan Logística S.A.	72.53%	72.42%
Cosan S.A. Indústria e Comércio (i)	58.21%	62.29%
Interest of Cosan S.A. in its subsidiaries
Companhia de Gás de São Paulo – Comgás (i)	79.87%	62.66%
Cosan Biomassa S.A. (ii) | (iv)	100.00%	100.00%
Cosan Cayman II Limited	100.00%	100.00%
Cosan Global Limited	100.00%	100.00%
Cosan Investimentos e Participações S.A.	100.00%	100.00%
Cosan Lubes Investments Limited (iv)	100.00%	100.00%
Comma Oil Chemicals Limited	100.00%	100.00%
Airport Energy Limited (v)	100.00%	—
Airport Energy Services Limited (v)	100.00%	—
Wessesx Petroleum Limited (v)	100.00%	—
Stanbridge Group Limited (v)	100.00%	—
Cosan Lubrificantes e Especialidades S.A. (iv)	100.00%	100.00%
Cosan Luxembourg S.A.	100.00%	100.00%
Cosan Overseas Limited	100.00%	100.00%
Cosan Paraguay S.A.	100.00%	100.00%
Cosan U.S., Inc.	100.00%	100.00%
Rumo S.A. (iii)	1.71%	0.86%
Interest of Cosan Logística S.A. in its subsidiaries
Rumo S.A.	28.47%	28.37%
Logispot Armazéns Gerais S.A.	14.52%	14.47%
Elevações Portuárias S.A.	28.47%	28.37%
Rumo Luxembourg Sarl	28.47%	28.37%
Rumo Intermodal S.A.	28.47%	28.37%
Rumo Malha Oeste S.A.	28.47%	28.37%
Rumo Malha Paulista S.A.	28.47%	28.37%
Rumo Malha Sul S.A.	28.47%	28.37%
Rumo Malha Norte S.A.	28.33%	28.22%
Boswells S.A.	28.47%	28.37%
Brado Holding S.A.	28.47%	28.37%
ALL Serviços Ltda.	28.47%	28.37%
ALL Argentina S.A.	28.47%	25.81%
Paranaguá S.A.	28.47%	28.32%
ALL Rail Management Ltda. (vi)	—	14.19%
ALL Armazéns Gerais Ltda.	28.47%	28.37%
Portofer Ltda.	28.47%	28.37%
Brado Logística e Participações S.A.	17.71%	17.65%
Brado Logística S.A.	17.71%	17.65%
ALL Mesopotâmica S.A.	20.09%	20.02%
ALL Central S.A.	20.94%	20.87%
Servicios de Inversion Logistica Integrales S.A.	28.47%	—
PGT S.A.	28.47%	28.37%

(i)	As of June 30, 2017, the Company increased its interest, in Comgás to 63.11% due to the capital increase arising from the partial use of the goodwill tax benefit, according to Ordinary / Extraordinary General Meeting of April 20, 2017, of the subsidiary Comgás. As a consequence, a loss in shareholders’ equity was recognized in the total amount of R$ 6,690.

According to the event stated in the note 1 Cosan S.A. increased its interest in Comgás from 63.11% to 79.87%

According to the event stated in the note 1 Company decreased its interest in Cosan S.A. from 62.29% to 58.21%

(ii)	The Company recorded in the year ended December 31, 2017, a put option for the repurchase of shares of non-controlling shareholders, according to the shareholder agreement.
(iii)	The direct subsidiary Cosan S.A. has a financial investment of 26,732,274 shares of Rumo S.A., which is an indirect subsidiary of the Company. Therefore, for the consolidated financial statements of the Company, the interest of 1.71% (0.86% stake as of December 31, 2016) in the share capital of Rumo S.A. is recognized as an equity investment.
(iv)	Management has concluded that there are no material uncertainties that cast doubt on the continuity of the subsidiaries. Although they had a combined amount of uncovered liabilities of R$ 92,823 as of December 31, 2017, no events or conditions were identified that individually or collectively could raise significant doubts related to their ability to maintain their operational continuity. The subsidiaries have the financial support of the Company.
(v)	Interest acquired in the companies during the year 2017.
(vi)	On December 22, 2017, Rumo S.A. sold the interest on ALL Rail Management Ltda. to Qualytpar Participações S.A.